Fair Value Measurements	6 Months Ended	9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine the fair value (in thousands):

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market fund	$65,000	$—	$—	$65,000

Total assets	$65,000	$—	$—	$65,000

Liabilities
Convertible notes payable, noncurrent	$—	$—	$107,600	$107,600

Total liabilities	$—	$—	$107,600	$107,600

Cash equivalents consist of money market funds, which were valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy. The Convertible notes payable are revalued at each remeasurement date using inputs that are generally unobservable and reflect management’s estimates of assumptions that market participants would use in pricing the liability, which represent a Level 3 measurement within the fair value hierarchy. For the period from June 18, 2024 (inception) to December 31, 2024, there were no transfers between Level 1, Level 2 and Level 3. There were no financial assets and liabilities that were measured on fair value at a recurring basis as of June 18, 2024 (inception).
The following table presents the changes in the fair value of the Level 3 Convertible notes payable (in thousands):

Amounts
Balance as of June 18, 2024	$—
Convertible notes payable issuance	95,000
Change in fair value of Convertible notes payable	12,600

Balance as of December 31, 2024	$107,600

The Convertible notes payable in the table above consists of the fair value of an aggregate principal amount of $95.0 million, and a fair value adjustment of $12.6 million, which includes accrued interest of $4.7 million, in Convertible Notes which the Company issued and sold to certain investors. Each holder of Convertible Notes is expected to contribute the principal amount and all accrued interest under the applicable Convertible Note in exchange for the Company’s common stock or non-voting
preferred stock in connection with a financing event under the Convertible Notes (see Note 5). The Company’s valuation of the Convertible Notes payable utilizes a scenario-based valuation analysis, which incorporated assumptions and estimates to value the Convertible Notes and a probability assessment of the achievement of the Next Equity Financing. The Company assesses these assumptions and estimates on a quarterly basis as additional information impacting the assumptions is obtained.
The Convertible Notes were issued on July 24, 2024 and September 30, 2024. The fo llow
ing table presents the significant assumptions related to the change in fair value for the period ending December 31, 2024:

Time from convertible notes issuance to Next Equity Financing (in years)	0.58 - 0.77
Probability of Next Equity Financing	70.0%
Time from convertible notes issuance to Next Equity Financing / prior to trade sale (in years)	0.75 - 0.93
Probability of Next Equity Financing / prior to trade sale	30.0%
Interest rate	12.0%
Discount rate	64.7%

5. Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine the fair value (in thousands):

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$35,468	$—	$—	$35,468
U.S. treasury securities	—	4,985	—	4,985
Commercial paper	—	2,982	—	2,982
Corporate debt securities	5,509	—	—	5,509
Current investments:
U.S. treasury securities	—	54,677	—	54,677
U.S. government-sponsored agency securities	4,032	3,367	—	7,399
Commercial paper	—	5,878	—	5,878
Corporate debt securities	77,824	3,021	—	80,845

Total	$122,833	$74,910	$—	$197,743

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$65,000	$—	$—	$65,000
Total assets	$65,000	$—	$—	$65,000
Liabilities
Convertible Notes payable, noncurrent	$—	$—	$107,600	$107,600

Total liabilities	$—	$—	$107,600	$107,600

As of September 30, 2025, cash equivalents consist of money market funds, and corporate debt securities, which were valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy. Additionally, cash equivalents consist of commercial paper and U.S. treasury securities, which was valued by the Company based on observable inputs, represent a Level 2 measurement within the fair value hierarchy.
Additionally, the Company has current investments including corporate debt securities and certain U.S. government-sponsored agency securities, which represent a Level 1 measurement within the fair value hierarchy. Furthermore, the Company has commercial paper, U.S. treasury securities, and certain U.S. government-sponsored agency securities which were valued by the Company based on observable inputs, which represent a Level 2 measurement within the fair value hierarchy.
For the period ended December 31, 2024, the Company had money market funds, which were valued by the Company based on quoted market prices, which represent a Level 1 measurement within the fair value hierarchy. Additionally, the Company had Convertible Notes payable, which were revalued at each remeasurement-date, prior to the conversion of the Convertible Notes into
Pre-Merger
Jade common stock and
Pre-Merger
Jade
pre-funded
warrants upon the Closing, using inputs that are generally unobservable and reflect management’s estimates of assumptions that market participants would use in pricing the liability, which represent a Level 3 measurement within the fair value hierarchy.
For the nine months ended September 30, 2025 and the period from June 18, 2024 (inception) to December 31, 2024, there were no transfers of assets or liabilities into or out of Level 3 of the fair value hierarchy.
The following table presents the changes in the fair value of the Level 3 Convertible Notes payable (in thousands):

Amounts
Balance as of December 31, 2024	107,600
Change in fair value of Convertible Notes payable	21,584
Conversion of convertible notes into common stock and pre-funded warrants upon the Closing	(129,184)

Balance as of September 30, 2025	$—

The Convertible Notes payable in the table above consists of the fair value of an aggregate principal amount of $95.0 million, and a fair value adjustment of $34.2 million, which includes accrued interest of $8.3 million, in Convertible Notes which the Company issued and sold to certain investors. Each holder of Convertible Notes was expected to contribute the principal amount and all accrued interest under the applicable Convertible Note in exchange for the Company’s common stock or non-voting
preferred stock in connection with a financing event under the Convertible Notes (see Note 7). As of December 31, 2024 the fair value of Convertible Notes was $107.6 million. The Company’s valuation of the Convertible Notes payable utilized a scenario-based valuation analysis, which incorporated assumptions and estimates to value the Convertible Notes and a probability assessment of the achievement of the Next Equity Financing (as defined in the Convertible Notes). The Company assessed these assumptions and estimates on a quarterly basis as additional information impacting the assumptions was obtained. Immediately prior to the effective time of the Merger, shares of
Pre-Merger
Jade common stock and
pre-funded
warrants were issued pursuant to the conversion of the Convertible Notes (including accrued interest), which automatically converted into 9,433,831 shares of Jade Common Stock and 4,289,744 Jade pre-funded
warrants at the effective time of the Merger.
The Convertible Notes were issued on July 24, 2024 and September 30, 2024. The following table presents the significant assumptions related to the change in fair value for the period ending December 31, 2024:

Time from Convertible Notes issuance to Next Equity Financing (in years)	0.58 - 0.77
Probability of Next Equity Financing	90.0%
Time from Convertible Notes issuance to Next Equity Financing / prior to trade sale (in years)	0.75 - 0.93
Probability of Next Equity Financing / prior to trade sale	10.0%
Interest rate	12.0%
Discount rate	67.0%